Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (106,700)	$ (64,200)	$ (179,294)		$ (137,217)		$ (1,224)
Earnings from discontinued operations		2,500	2,350	[1]	8,396	[1]	8,673
Loss from continuing operations	(106,700)	(66,700)	(181,644)		(145,613)		(9,897)
Adjustments to reconcile net loss to net cash provided by operating activities of continuing operations
Depreciation and amortization	192,900	162,700	338,268		324,532		84,961
Loss on extinguishment of debt	30,900	1,911	1,911	[2]	77,253	[3]
Loss on disposal of property and equipment							32
Provision for bad debts	900	800	1,864		2,137		729
Non-cash interest expense	9,400	10,500	22,141		12,313		4,773
Lease termination charge					10,197
Non-cash loss on investments	500
Impairment of cost method investment							2,248
Stock-based compensation	117,100	99,900	253,681		105,849		26,253
Additions to deferred revenue	84,100	47,400	163,796		61,734		55,041
Amortization of deferred revenue	(34,600)	(26,200)	(55,626)		(43,140)		(13,785)
Foreign currency loss/(gain) on intercompany loans	27,900	(800)
Deferred income taxes	(700)	15,600	24,198		(27,769)		28,441
Changes in operating assets and liabilities
Trade receivables	(5,000)	14,800	20,542		(4,433)		(9,294)
Prepaid expenses	200	1,700	(1,401)		1,879		1,058
Other assets, current and non-current			(1,682)		(11,130)		(3,121)
Accounts payable and accrued liabilities	(67,500)	(16,800)	(6,580)		17,084		(1,504)
Payables to related parties, net			5,630		16,799		5,742
Other assets and liabilities	(7,500)	(5,400)
Other liabilities			(18,614)		7,191		(4,047)
Net cash provided by operating activities of continuing operations	241,900	239,400	566,484		404,883		167,630
Cash flows from investing activities
Purchases of property and equipment	(244,800)	(175,000)	(360,757)		(332,551)		(146,963)
Broadband stimulus grants received					9,319		22,826
Net cash used in investing activities of continuing operations	(371,300)	(258,500)	(754,098)		(2,803,970)		(475,410)
Cash flows from financing activities
Proceeds from issuance of long-term debt			423,625		3,189,339		335,550
Proceeds from debt		150,000
Proceeds from revolving credit facility		45,000	195,000
Payments on revolving credit facility		(45,000)	(195,000)
Proceeds from initial public offering	304,200
Equity contributions					343,783		134,796
Direct costs associated with initial public offering	(22,200)
Distribution to parent		(1,200)	(136)
Principal payments on long-term debt	(259,700)	(8,500)	(18,013)		(1,058,577)		(1,575)
Principal repayments on capital lease obligations	(1,300)	(5,900)	(7,874)		(1,931)		(1,171)
Payment of early redemption fees on debt extinguished	(23,800)				(72,117)
Payment of debt issuance costs		(1,700)	(4,891)		(83,134)		(11,701)
Change in restricted cash, net					22,666		(22,820)
Net cash (used in)/provided by financing activities of continuing operations	(2,800)	132,700	392,711		2,340,029		433,079
Cash flows from continuing operations	(132,200)	113,600	205,097		(59,058)		125,299
Cash flows from discontinued operations
Operating activities		6,400	15,725		20,905		12,908
Investing activities		(2,300)	(5,104)		(1,730)		(1,310)
Financing activities		(2,500)	(7,449)		(11,037)		(12,309)
Cash flows from discontinued operations		1,600	3,172		8,138		(711)
Effect of changes in foreign exchange rates on cash	(1,600)	200	1,013		(322)
Net (decrease)/increase in cash and cash equivalents	(133,800)	115,400	206,110		(51,242)		124,588
Continuing operations:
Cash and cash equivalents, beginning of year	297,423	91,313	91,313		150,693		25,394
Cash flows from continuing operations	(132,200)	113,600	205,097		(59,058)		125,299
Cash flows from discontinued operations		1,600	3,172		8,138		(711)
Effect of changes in foreign exchange rates on cash	(1,600)	200	1,013		(322)
Cash and cash equivalents, end of period	163,600	206,700	297,423		91,313		150,693
Cash and cash equivalents, beginning of year		15,987	15,987		7,849		8,560
Cash flows from discontinued operations		1,600	3,172		8,138		(711)
Cash included in spin-off			(19,159)
Cash and cash equivalents, end of year					15,987		7,849
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest, net of capitalized interest-continuing operations	144,700	91,800	175,349		143,518		43,964
Cash paid for interest, net of capitalized interest-discontinued operations		200	369		611		953
Cash paid for income taxes	10,800	1,100	5,724		2,811		1,739
Interest payment made on behalf of the Company by CII							10,951
Non-cash additions to property and equipment from capital leases	5,800	5,100
Non-liquidating distribution to common unit holders made by CII on behalf of the Company							9,080
Intercompany loan to CII			22,050
Neo Telecoms [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	(73,900)
Colo Facilities Atlanta [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	(52,500)
Fiber Link [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		(43,100)	(43,137)
Access Communications, Inc [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	(100)	(40,100)	(40,068)
Corelink Data Centers [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		(300)	(251)
Core Xchange [Member]
Cash flows from investing activities
Acquisition, net of cash acquired			(17,503)
Geo [Member]
Cash flows from investing activities
Acquisition, net of cash acquired			(292,332)
AboveNet [Member]
Cash flows from investing activities
Acquisition, net of cash acquired					(2,210,043)
FiberGate [Member]
Cash flows from investing activities
Acquisition, net of cash acquired					(118,335)
US Carrier [Member]
Cash flows from investing activities
Acquisition, net of cash acquired					(16,092)
First Telecom [Member]
Cash flows from investing activities
Acquisition, net of cash acquired					(109,700)
Litecast/Balticore, LLC [Member]
Cash flows from investing activities
Acquisition, net of cash acquired					(22,160)
Core NAP [Member]
Cash flows from investing activities
Acquisition, net of cash acquired			(50)		(7,080)
360 networks [Member]
Cash flows from investing activities
Acquisition, net of cash acquired							(317,891)
MarquisNet [Member]
Cash flows from investing activities
Acquisition, net of cash acquired							(15,456)
Arialink [Member]
Cash flows from investing activities
Acquisition, net of cash acquired							(17,926)
MarquisNet And Arialink [Member]
Cash flows from investing activities
Acquisition, net of cash acquired					2,672
Continuing Operations [Member]
Supplemental disclosure of non-cash investing and financing activities:
Non-cash additions to property and equipment from capital leases			10,469		11,404		367
Increase/(decrease) in accounts payable and accrued expenses for purchases of property and equipment, net	5,900	(16,900)	10,876		15,021		4,010
Discontinued Operation [Member]
Supplemental disclosure of non-cash investing and financing activities:
Increase/(decrease) in accounts payable and accrued expenses for purchases of property and equipment, net			$ 4		$ 101		$ (137)

[1]	The Company spun-off its OVS operating unit on June 13, 2014-see Note 4-Spin-Off of Business.
[2]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that respective period. See Note 9-Long-Term Debt.
[3]	The Company completed debt refinancing transactions during the first, second and third quarters of Fiscal 2013, resulting in a loss on debt extinguishment in each respective period. See Note 9-Long-Term Debt.